Stock-Based Compensation and Employee Benefit Plans (Details) - Schedule of Options Vested and Exercisable	9 Months Ended
Sep. 30, 2023 $ / shares shares
456.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	3,758
Weighted-Average Remaining Contractual Life (Years)	5 years 4 months 17 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 456
972.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	3,526
Weighted-Average Remaining Contractual Life (Years)	5 years 5 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 972
1,536.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	25
Weighted-Average Remaining Contractual Life (Years)	9 years 7 months 2 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 1,536
1,840.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	146
Weighted-Average Remaining Contractual Life (Years)	12 years 4 months 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 1,840
2,768.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	3,924
Weighted-Average Remaining Contractual Life (Years)	10 years 4 months 9 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 2,768
456.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	3,758
Weighted-Average Remaining Contractual Life (Years)	5 years 4 months 17 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 456
972.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	3,566
Weighted-Average Remaining Contractual Life (Years)	5 years 5 months 19 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 972
1,536.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	50
Weighted-Average Remaining Contractual Life (Years)	9 years 7 months 2 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 1,536
1,840.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	250
Weighted-Average Remaining Contractual Life (Years)	12 years 4 months 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 1,840
2,768.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options | shares	4,500
Weighted-Average Remaining Contractual Life (Years)	10 years 4 months 9 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 2,768